MML Equity Index Fund


To Our Shareholders

Economic Strength Continues

Over seven and a half years into the current expansion and the factors that have been critical in shaping economic behavior - a broad-based expansion free of major excesses, low inflation, a Federal budget deficit that has been falling, now down to $50-$60 billion, and a Federal Reserve that is sensitive to potential price pressures but not given to aggressiveness are still in place.

In the first half of 1997, consumption drove economic gains, with solid support from private investment. Employment continued to grow, as did personal income, and consumer confidence reached a long-time high. These factors allowed businesses to build up inventories in the first quarter to meet consumer demand, which in turn supported the consumer behavior.

With Little Concern About Inflation

Even with unemployment as low as it has been, there are few signs that inflation is a concern. During the first half of the year, even while Chairman Greenspan built a case for raising rates during several appearances before congressional committees, the Federal Reserve made only one interest rate move -- a quarter-point tightening on March 25, 1997.

Domestic Stocks Surge

With a steady economy, lean, competitive and profitable corporations and favorable monetary policy, the stock market soared to new heights. Both the Dow Jones Industrial Average and the Standard & Poor's 500 set and then surpassed records during the past six months. When you consider that the U.S. market has effectively doubled over the past two and a half years, nightly reports of the markets new records are almost old news.

Even while the major market indices have made news, it's only been recently that the bullishness has broadened. Particularly during the first quarter, it was predominately the very largest growth companies that were leading the market. The `Nifty Fifty' largest U.S. companies' stocks pushed both index performance and their own prices to new highs. In the second quarter, however, we began to see investors once again include smaller company stocks and some previously out-of-favor companies in their focus.

During the first half of this year, international stock markets have also done well. Major markets in continental Europe, with the exception of the United Kingdom, have been quite strong, benefiting from corporate belt-tightening and favorable exchange rates. Japan has rebounded nicely, and Latin American markets have performed well on rapid growth and political stability. International index performance has lagged that reported by the domestic market primarily because of difficulties in emerging Southeast Asian markets over the period.

A Positive Environment for Bonds

The past six months have been positive for the debt markets as well, though response to economic news has not been nearly as dramatic as stock market reaction. The first quarter was somewhat difficult for most areas of the bond market, due to uncertainty about interest rates and then the Federal Reserve's March tightening. But in the second quarter, after expectations of further tightening were not realized, rates began to drop and bonds recouped their losses.

Some areas of the bond market have been very positive, particularly corporate bonds, with performance that is tied to many of the factors supporting stocks. Triple B-rated issues have also done well. Triple B bonds tend to have higher yields than higher-rated bonds, and since income has been the major component of bond total returns so far this year, they've been very strong.

Balancing Risk and Reward in a High Priced Market

At this time, there is nothing in the forecast to shake our view that economic growth can continue throughout 1997. However, particularly in the case of large-cap domestic stocks, there is risk associated with any market that's enjoyed the terrific run ours has over the past several years. MassMutual's investment philosophy is grounded in the belief that protecting capital against downturns is just as important over the long term as is participating in the advances of bull markets.

We look for value when we evaluate both stocks and bonds, seeking to avoid the risk that follows buying a security that has reached or is nearing a peak high. As a result, while we take advantage of the opportunities a fast-paced market provides, we tend to be more cautious than some of our more growth-oriented peers. Over the market's history, the benefits of this approach have been borne out, and we expect that to continue in the future.



                                 /s/ Stuart H. Reese

                                 Stuart H. Reese
                                 President
                                 MML Series Investment Fund

July 31, 1997

MML Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)

ASSETS
Investments at value (See Schedule of Investments)
  (Notes 2A, 2B, and 4)
 Equities (Identified cost: $20,016,581,)..........................................................        $   22,118,375
 Short-term investments (Identified cost: $48,674).................................................                48,674
                                                                                                           --------------
  Total investments................................................................................            22,167,049
Cash...............................................................................................                   102
Interest and dividends receivable..................................................................                27,607
                                                                                                           --------------
  Total assets.....................................................................................            22,194,758
                                                                                                           --------------

LIABILITIES
Investment management fee payable (Note 3).........................................................                14,266
Accrued liabilities................................................................................                 8,967
                                                                                                           --------------
  Total liabilities................................................................................                23,233
                                                                                                           --------------

NET ASSETS.........................................................................................        $   22,171,525
                                                                                                           ==============

Net assets consist of:
Series shares (par value $.01 per share; an unlimited number authorized) (Note 5)..................        $       20,011
Additional paid-in capital.........................................................................            19,991,395
Undistributed net investment income (Notes 2C and 2D)..............................................                59,591
Undistributed net realized loss on investments.....................................................                (1,266)
Net unrealized appreciation on investments (Note 2A)...............................................             2,101,794
                                                                                                           --------------

NET ASSETS.........................................................................................        $   22,171,525
                                                                                                           ==============

Outstanding series shares..........................................................................             2,001,143
                                                                                                           ==============

Net asset value per share..........................................................................        $        11.08
                                                                                                           ==============

                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF OPERATIONS
For the Period Ended June 30, 1997*
(Unaudited)

Investment income (Note 2B)
Dividends..........................................................................................        $       71,995
Interest...........................................................................................                10,833
                                                                                                           --------------
  Total income.....................................................................................                82,828
                                                                                                           --------------
Expenses
Investment management fee (Note 3).................................................................                14,266
Audit fees.........................................................................................                 4,980
Trustees' fees.....................................................................................                 3,988
Other..............................................................................................                     3
                                                                                                           --------------
  Total expenses...................................................................................                23,237
                                                                                                           --------------

Net investment income (Notes 2C and 2D)............................................................                59,591
                                                                                                           --------------

Net realized and unrealized gain (loss) on investments (Notes 2A, 2B, 2C and 2D)
Net realized loss on investments (Notes 2B, 2C and 2D).............................................                (1,266)
                                                                                                           --------------
Net unrealized appreciation on investments (Note 2A)...............................................             2,101,794
                                                                                                           --------------
Net gain...........................................................................................             2,100,528
                                                                                                           --------------

Net increase in net assets resulting from operations...............................................        $    2,160,119
                                                                                                           ==============

*The Fund commenced operations on May 1, 1997.


                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF CHANGES IN NET ASSETS
Period Ended June 30, 1997*
(Unaudited)

Increase (decrease) in net assets
Operations:
Net investment income..............................................................................        $       59,591
Net realized loss on investments...................................................................                (1,266)
Net unrealized appreciation on investments.........................................................             2,101,794
                                                                                                           --------------

Net increase in net assets resulting from operations...............................................             2,160,119
Net increase in capital share transactions (Note 5)................................................            20,011,406
                                                                                                           --------------
  Total increase...................................................................................            22,171,525

NET ASSETS, at beginning of period.................................................................                     0
                                                                                                           --------------

NET ASSETS, at end of period.......................................................................        $   22,171,525
                                                                                                           ==============

Undistributed net investment income included in net assets at end of the period....................        $       59,591
                                                                                                           ==============

*The Fund commenced operations on May 1, 1997.


                      See Notes to Financial Statements.

MML Equity Index Fund

FINANCIAL HIGHLIGHTS

Selected per share data for a series share outstanding throughout the period.

                                                                                                                Period
                                                                                                                 Ended
                                                                                                            June 30, 1997*
                                                                                                              (Unaudited)
                                                                                                              -----------
Net asset value:
  Beginning of period..............................................................................           $   10.000
                                                                                                              ----------
Income from investment operations:
Net investment income..............................................................................                0.030
Net realized and unrealized gain on investments....................................................                1.050
                                                                                                              ----------
Total from investment operations...................................................................                1.080
                                                                                                              ----------
Net asset value:
  End of period....................................................................................           $   11.080
                                                                                                              ==========

Total return***....................................................................................                10.80%

Net assets (in millions):
  End of period....................................................................................           $    22.17
Ratio of operating expenses to average net assets..................................................                 0.11%**
Ratio of net investment income to average net assets...............................................                 0.28%**
Portfolio turnover rate............................................................................                    0%

  * The Fund commenced operations on May 1, 1997.

 ** Percentages represent results for the period and are not annualized.

*** Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figure for the period shown.


                      See Notes to Financial Statements.

MML EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 1997
(Unaudited)




                                                 Number        Market
                                                   of           Value
                                                 Shares       (Note 2A)
                                                 ------       ---------
EQUITIES - 99.76%
Advertising - 0.08%
  Interpublic Group of Companies, Inc.......        300    $     18,395
                                             ----------    ------------
Aerospace - 2.03%
  AlliedSignal Inc..........................        900          75,600
  Boeing Company............................      2,400         127,350
  General Dynamics Corporation..............        200          15,000
  Lockheed Martin Corporation...............        600          62,138
  McDonnell Douglas Corporation.............        700          47,950
  Northrop Grumman Corporation..............        200          17,563
  Textron, Inc..............................        600          39,825
  United Technologies Corporation...........        800          66,400
                                             ----------    ------------
                                                  6,400         451,826
                                             ----------    ------------

Airlines - 0.29%
  AMR Corporation*..........................        300          27,750
  Delta Air Lines, Inc......................        200          16,400
  Southwest Airlines Company................        500          12,937
  USAirways Group, Inc.*....................        200           7,000
                                             ----------    ------------
                                                  1,200          64,087
                                             ----------    ------------

Apparel, Textiles, Shoes - 0.42%
  Fruit of the Loom Inc.*...................        300           9,300
  Liz Claiborne Inc.........................        200           9,325
  NIKE, Inc., Class B.......................        900          52,537
  Reebok International, Inc.................        100           4,675
  VF Corporation............................        200          16,950
                                             ----------    ------------
                                                  1,700          92,787
                                             ----------    ------------

Automobiles - 1.60%
  Chrysler Corporation......................      2,200          72,187
  Ford Motor Company........................      3,800         143,450
  General Motors Corporation................      2,400         133,650
  Navistar International Corporation*.......        300           5,175
                                             ----------    ------------
                                                  8,700         354,462
                                             ----------    ------------

Automobile Parts & Equipment - 0.44%
  AutoZone, Inc.*...........................        400           9,425
  Cummins Engine, Inc.......................        100           7,056
  Dana Corporation..........................        300          11,400
  Echlin Inc................................        200           7,200
  Genuine Parts Company.....................        600          20,325
  Johnson Controls Inc......................        300          12,319
  Pep Boys-Manny, Moe & Jack................        200           6,812
  TRW Inc...................................        400          22,725
                                             ----------    ------------
                                                  2,500          97,262
                                             ----------    ------------

Banks - 8.14%
  Banc One Corporation......................      1,300          62,969
  Bank of New York Inc......................      1,300          56,550
  BankAmerica Corporation...................      2,200         142,037
  BankBoston Corporation....................        500          36,031
  Bankers Trust, New York Corporation.......        200          17,400
  Barnett Banks Inc.........................        600          31,500
  Chase Manhattan Corporation...............      1,400         135,887
  Citicorp..................................      1,500         180,844
  Comerica Inc..............................        300          20,400
  CoreStates Financial Corporation..........        800          43,000
  Fifth Third Bancorporation................        300          24,619
  First Bank System Inc.....................        500          42,688
  First Chicago Corporation.................      1,000          60,500
  First Union Corporation...................        900          83,250
  Fleet Financial Group Inc.................        800          50,600
  Great Western Financial Corporation.......        400          21,500
  KeyCorp (New).............................        700          39,113
  MBNA Corporation..........................      1,100          40,288
  Mellon Bank Corporation...................      1,000          45,125
  Morgan Stanley, Dean Witter, Discover &
   Company..................................      1,825          78,589
  Morgan (J.P.) & Company, Inc..............        600          62,625
  National City Corporation.................        700          36,750
  NationsBank Corporation...................      2,500         161,250
  Norwest Corporation.......................      1,100          61,875
  PNC Bank Corporation......................      1,500          62,438
  Republic New York Corporation.............        200          21,500
  SunTrust Banks Inc........................        800          44,050
  U.S. Bancorp..............................        500          32,062
  Wachovia Corporation......................        500          29,156
  Wells Fargo & Company.....................        300          80,850
                                             ----------    ------------
                                                 27,325       1,805,446
                                             ----------    ------------

Broadcasting - 0.03%
  Meredith Corporation......................        200           5,800
                                             ----------    ------------

Building Materials - 0.68%
  Centex Corporation........................        100           4,062
  Crane Company.............................        200           8,362
  Fleetwood Enterprises.....................        100           2,981
  Home Depot Inc............................      1,500         103,406
  Kaufman & Broad Home Corporation..........        100           1,756
  Masco Corporation.........................        500          20,875
  Pall Corporation..........................        400           9,300
                                             ----------    ------------
                                                  2,900         150,742
                                             ----------    ------------

Business Equipment and Supplies - 1.93%
  Avery Dennison Corporation................        400          16,050
  Ikon Office Solutions.....................        400           9,975
  International Business Machines
   Corporation..............................      3,200         288,600
  Pitney Bowes Inc..........................        500          34,750
  Xerox Corporation.........................      1,000          78,875
                                             ----------    ------------
                                                  5,500         428,250
                                             ----------    ------------

Business Services - 0.32%
  CUC International Inc.*...................      1,300          33,231
  Deluxe Corporation........................        200           6,825
  Federal Express Corporation*..............        400          23,100
  Harland (John H.) Company.................        100           2,281
  Moore Corporation Ltd.....................        300           5,906
                                             ----------    ------------
                                                  2,300          71,343
                                             ----------    ------------

Chemicals and Plastics - 3.60%
  Air Products & Chemicals Inc..............        400          32,500
  Dow Chemical Company......................        800          69,700
  duPont (E.I.) deNemours & Company.........      3,600         226,350
  Eastman Chemical Company..................        200          12,700
  Ecolab Inc................................        200           9,550
  Engelhard Corporation.....................        500          10,469
  FMC Corporation*..........................        100           7,944
  Grace (W.R.) & Company....................        200          11,025
  Great Lakes Chemical Corporation..........        200          10,475


MML EQUITY INDEX FUND

June 30, 1997
(Unaudited)




                                                 Number        Market
                                                   of           Value
                                                 Shares       (Note 2A)
                                                 ------       ---------
EQUITIES (Continued)
Chemicals and Plastics  (Continued)
  Hercules, Inc.............................        300    $     14,362
  Kerr-McGee Corporation....................        200          12,675
  Mallinckrodt Group Inc....................        300          11,400
  Minnesota Mining & Manufacturing Company..      1,300         132,600
  Monsanto Company..........................      1,900          81,819
  Morton International Inc..................        400          12,075
  Nalco Chemical Company....................        200           7,725
  Praxair Inc...............................        500          28,000
  Raychem Corporation.......................        100           7,438
  Rockwell International Corporation........        700          41,300
  Rohm & Haas Company.......................        200          18,013
  Sigma-Aldrich Corporation.................        300          10,519
  Union Camp Corporation....................        200          10,000
  Union Carbide Corporation.................        400          18,825
                                             ----------    ------------
                                                 13,200         797,464
                                             ----------    ------------

Coal - 0.27%
  CSX Corporation...........................        700          38,850
  Eastern Enterprises.......................        100           3,481
  Fluor Corporation.........................        300          16,556
                                             ----------    ------------
                                                  1,100          58,887
                                             ----------    ------------

Communication Equipment - 1.70%
  Cabletron Systems, Inc.*..................        500          14,156
  GTE Corporation...........................      3,000         131,625
  Harris Corporation........................        100           8,400
  Motorola, Inc.............................      1,900         144,400
  National Semiconductor Corporation*.......        400          12,250
  Scientific-Atlanta Inc....................        200           4,375
  Tellabs, Inc.*............................      1,100          61,463
                                             ----------    ------------
                                                  7,200         376,669
                                             ----------    ------------

Computer Hardware, Software or Services - 7.33%
  Advanced Micro Devices Inc.*..............        400          14,400
  Amdahl Corporation*.......................        300           2,644
  AMP Inc...................................        700          29,225
  Apple Computer Inc........................        400           5,700
  Autodesk, Inc.............................        200           7,662
  Automatic Data Processing Inc.............        900          42,300
  Bay Networks, Inc.........................        600          15,937
  Ceridian Corporation*.....................        200           8,450
  CISCO Systems Inc.*.......................      2,100         140,962
  Compaq Computer Corporation*..............        800          79,400
  Computer Associates International Inc.....      1,100          61,256
  Computer Sciences Corporation*............        200          14,425
  Data General Corporation*.................        100           2,600
  Dell Computer Corporation*................        600          70,462
  Digital Equipment Corporation*............        500          17,719
  Honeywell, Inc............................        400          30,350
  Intel Corporation.........................      2,600         368,713
  Intergraph Corporation*...................        100             850
  Microsoft Corporation*....................      3,900         492,863
  Novell Inc.*..............................      1,100           7,631
  Oracle Systems Corporation*...............      2,200         110,825
  Parametric Technology Corporation*........        400          17,025
  Seagate Technologies Inc.*................        800          28,150
  Sun Microsystems Inc.*....................      1,200          44,663
  Tandem Computers Inc.*....................        400           8,100
  Unisys Corporation*.......................        500           3,812
                                             ----------    ------------
                                                 22,700       1,626,124
                                             ----------    ------------

Computer - Semiconductors - 0.33%
  Applied Materials*........................        600          42,487
  EMC Corporation...........................        800          31,200
                                             ----------    ------------
                                                  1,400          73,687
                                             ----------    ------------

Consumer Non-Durables - 3.68%
  Corning Inc...............................      1,000          55,625
  General Electric Corporation..............     10,600         692,975
  Grainger (W.W.), Inc......................        200          15,638
  Lowe's Companies Inc......................        600          22,275
  Newell Company............................        500          19,813
  Whitman Corporation.......................        400          10,125
                                             ----------    ------------
                                                 13,300         816,451
                                             ----------    ------------

Consumer Services - 0.19%
  Block (H & R) Inc.........................        300           9,675
  Manor Care Inc............................        200           6,525
  Service Corporation International.........        800          26,300
                                             ----------    ------------
                                                  1,300          42,500
                                             ----------    ------------

Consumer Staples - 0.07%
  Pioneer Hi-Bred International Inc.........        200          16,000
                                             ----------    ------------

Containers - 0.11%
  Ball Corporation..........................        100           3,006
  Crown Cork & Seal Company Inc.*...........        400          21,375
                                             ----------    ------------
                                                    500          24,381
                                             ----------    ------------

Cosmetics-Toiletry - 0.18%
  Alberto-Culver Company, Class B...........        200           5,600
  Avon Products Inc.........................        500          35,281
                                             ----------    ------------
                                                    700          40,881
                                             ----------    ------------

Diversified - 1.13%
  Aeroquip-Vickers, Inc.....................        100           4,725
  Cognizant Corporation*....................        500          20,250
  Fortune Brands, Inc.......................        500          18,656
  Loews Corporation.........................        300          30,038
  Raytheon Company..........................        700          35,700
  Tyco International Ltd....................        500          34,781
  Unilever N.V..............................        500         107,031
                                             ----------    ------------
                                                  3,100         251,181
                                             ----------    ------------

Electrical Equipment - 1.30%
  Cooper Industries Inc.....................        300          14,925
  Foster Wheeler Corporation................        100           4,050
  General Instrument Corporation............        500          12,500
  General Signal Corporation................        100           4,362
  Hewlett-Packard Company...................      3,300         184,800
  Tektronix Inc.............................        100           6,000
  Texas Instruments Inc.....................        600          50,438
  Thomas & Betts Corporation................        200          10,513
                                             ----------    ------------
                                                  5,200         287,588
                                             ----------    ------------

Electronics - 0.71%
  Eaton Corporation.........................        200          17,462
  EG&G Inc..................................        200           4,500
  Emerson Electric Company..................      1,400          77,088
  Tandy Corporation.........................        200          11,200
  Westinghouse Electric Corporation.........      2,000          46,250
                                             ----------    ------------
                                                  4,000         156,500
                                             ----------    ------------


MML EQUITY INDEX FUND

June 30, 1997
(Unaudited)


                                                 Number        Market
                                                   of           Value
                                                 Shares       (Note 2A)
                                                 ------       ---------

EQUITIES (Continued)
Energy and Resources - 0.18%
  Burlington Resources, Inc.................        400    $     17,650
  Dresser Industries Inc....................        600          22,350
                                             ----------    ------------
                                                  1,000          40,000
                                             ----------    ------------
Entertainment - 1.60%
  Brunswick Corporation.....................        300           9,375
  Disney (Walt) Company.....................      2,100         168,525
  Harcourt General Corporation..............        300          14,362
  Hasbro Inc................................        400          11,350
  ITT Corporation (New)*....................        400          24,425
  King World Productions, Inc.*.............        100           3,500
  Mattel, Inc...............................        900          30,488
  Time Warner Inc...........................      1,900          91,675
                                             ----------    ------------
                                                  6,400         353,700
                                             ----------    ------------

Environmental Control - 0.02%
  Safety-Kleen Corporation..................        200           3,375
                                             ----------    ------------

Financial Services - 3.61%
  American Express Company..................      1,500         111,750
  American General Corporation..............        710          33,902
  Beneficial Corporation....................        200          14,213
  Countrywide Credit Industries.............        400          12,475
  Dow Jones & Company Inc...................        300          12,056
  Equifax, Inc..............................        400          14,875
  Federal Home Loan Mortgage Corporation....      2,300          79,063
  Federal National Mortgage Association.....      3,500         152,688
  First Data Corporation....................      1,500          65,906
  Green Tree Financial Corporation..........        500          17,813
  Household International, Inc..............        300          35,231
  Merrill Lynch & Company Inc...............      1,000          59,625
  Pulte Corporation.........................        100           3,456
  Salomon Inc...............................        400          22,250
  Schwab (Charles) Corporation..............        700          28,481
  Temple-Inland Inc.........................        200          10,800
  Travelers Group Inc.......................      2,000         126,125
                                             ----------    ------------
                                                 16,010         800,709
                                             ----------    ------------

Food and Beverages - 7.74%
  Albertson's, Inc..........................        800          29,200
  Anheuser-Busch Companies Inc..............      1,600          67,100
  Campbell Soup Company.....................      1,500          75,000
  Coca-Cola Company.........................      7,900         551,025
  ConAgra Inc...............................        700          44,887
  Coors (Adolph) Company, Class B...........        100           2,662
  CPC International Inc.....................        500          46,156
  Fleming Companies Inc.....................        100           1,800
  Heinz (H.J.) Company......................      1,200          55,350
  Hershey Foods Corporation.................        500          27,656
  Kellogg Company...........................        700          59,938
  PepsiCo Inc...............................      4,900         184,056
  Philip Morris Companies Inc...............      7,800         346,125
  Quaker Oats Company.......................        700          31,413
  Ralston-Purina Group......................        300          24,656
  Sara Lee Corporation......................      2,000          83,250
  Seagram Company Ltd.......................      1,200          48,300
  UST Inc...................................        600          16,650
  Wrigley (Wm) Jr. Company..................        300          20,100
                                             ----------    ------------
                                                 33,400       1,715,324
                                             ----------    ------------

Food Distribution - 0.79%
  Archer-Daniels-Midland Company............      1,800          42,300
  Costco Companies Inc.*....................        700          23,013
  General Mills Inc.........................        500          32,562
  Giant Food, Inc., Class A.................        200           6,525
  Great Atlantic & Pacific Tea Company Inc..        100           2,719
  Kroger Company*...........................        800          23,200
  Supervalu Inc.............................        200           6,900
  Sysco Corporation.........................        500          18,250
  Winn Dixie Stores Inc.....................        500          18,625
                                             ----------    ------------
                                                  5,300         174,094
                                             ----------    ------------

Freight and Shipping - 0.03%
  Caliber Systems Inc.......................        200           7,450
                                             ----------    ------------


Glass Products - 0.20%
  Owens Corning Fiberglass Corporation*.....        200           8,625
  PPG Industries Inc........................        600          34,875
                                             ----------    ------------
                                                    800          43,500
                                             ----------    ------------

Health Care Facilities - 0.58%
  Beverly Enterprises*......................        300           4,875
  Columbia/HCA Healthcare Corporation.......      2,100          82,556
  Humana Inc.*..............................        500          11,563
  Tenet Healthcare Corporation*.............      1,000          29,563
                                             ----------    ------------
                                                  3,900         128,557
                                             ----------    ------------

Health Care Products - 3.84%
  Abbott Laboratories.......................      2,400         160,200
  Allergan, Inc.............................        200           6,362
  Bausch & Lomb Inc.........................        200           9,425
  Becton, Dickinson & Company...............        400          20,250
  Merck & Company Inc.......................      3,900         403,650
  Pfizer, Inc...............................      2,100         250,950
                                             ----------    ------------
                                                  9,200         850,837
                                             ----------    ------------

Holding Companies - 0.13%
  Providian, LLC............................        300           9,638
  Public Service Enterprise.................        800          20,000
                                             ----------    ------------
                                                  1,100          29,638
                                             ----------    ------------

Home Appliances - 0.40%
  Black & Decker Corporation................        300          11,156
  Illinois Tool Works Inc...................        800          39,950
  Maytag Corporation........................        300           7,838
  Snap-On, Inc..............................        200           7,875
  Stanley Works.............................        300          12,000
  Whirlpool Corporation.....................        200          10,912
                                             ----------    ------------
                                                  2,100          89,731
                                             ----------    ------------

Home Furnishings and Housewares - 0.87%
  American Home Products Corporation........      2,000         153,000
  Armstrong World...........................        100           7,338
  Rubbermaid, Inc...........................        500          14,875
  Springs Industries, Inc...................        200          10,550
  Tupperware Corporation....................        200           7,300
                                             ----------    ------------
                                                  3,000         193,063
                                             ----------    ------------


MML EQUITY INDEX FUND

June 30, 1997
(Unaudited)




                                                 Number        Market
                                                   of           Value
                                                 Shares       (Note 2A)
                                                 ------       ---------
EQUITIES (Continued)
   .........................................
Hotels and Restaurants - 0.90%
  Darden Restaurants Inc....................        500    $      4,531
  Harrah's Entertainment Corporation........        300           5,475
  HFS, Inc.*................................        400          23,200
  Hilton Hotels Corporation.................        800          21,250
  Marriott International Inc................        400          24,550
  McDonald's Corporation....................      2,300         111,119
  Wendy's International Inc.................        400          10,375
                                             ----------    ------------
                                                  5,100         200,500
                                             ----------    ------------

Insurance - 3.82%
  Aegon N.V.................................          0              23
  Aetna Life & Casualty Company.............        500          51,187
  Allstate Corporation......................      1,500         109,500
  American International Group, Inc.........      1,500         224,062
  AON Corporation...........................        600          31,050
  Chubb Corporation.........................        600          40,125
  CIGNA Corporation.........................        300          53,250
  Conseco, Inc..............................        500          18,500
  General Re Corporation....................        200          36,400
  Hartford Financial Services Group, Inc....        400          33,100
  Jefferson-Pilot Corporation...............        200          13,975
  Lincoln National Corporation..............        400          25,750
  Marsh & McLennan Companies, Inc...........        600          42,825
  MBIA Inc..................................        200          22,562
  MGIC Investment Corporation...............        400          19,175
  SAFECO Corporation........................        400          18,675
  St. Paul Companies Inc....................        200          15,250
  Torchmark Corporation.....................        200          14,250
  Transamerica Corporation..................        200          18,712
  United Healthcare Corporation.............        600          31,200
  UNUM Corporation..........................        400          16,800
  USF & G Corporation.......................        400           9,600
                                             ----------    ------------
                                                 10,300         845,971
                                             ----------    ------------

Machinery and Heavy Equipment - 0.78%
  Caterpillar Inc...........................        600          64,425
  Cincinnati Milacron Inc...................        100           2,594
  Deere & Company...........................        800          43,900
  Dover Corporation.........................        400          24,600
  Ingersoll-Rand Company....................        400          24,700
  Parker-Hannifin Corporation...............        200          12,138
                                             ----------    ------------
                                                  2,500         172,357
                                             ----------    ------------

Manufacturing - 1.37%
  Alcan Aluminum Ltd........................        700          24,281
  Aluminum Company of America...............        600          45,225
  Boston Scientific Corporation*............        700          43,006
  Briggs & Stratton Corporation.............        100           5,000
  Brown-Forman Corporation, Class B.........        200           9,763
  Case Corporation..........................        300          20,662
  Giddings & Lewis, Inc.....................        100           2,088
  LSI Logic Corporation*....................        500          16,000
  Micron Technology Inc.....................        700          27,956
  PACCAR Inc................................        200           9,287
  Reynolds Metals Company...................        200          14,250
  Sherwin-Williams Company..................        600          18,525
  Silicon Graphics Inc.*....................        600           9,000
  Thermo Electron Corporation...............        400          13,600
  3COM Corporation*.........................      1,000          45,000
                                             ----------    ------------
                                                  6,900         303,643
                                             ----------    ------------


Medical Instruments, Services and Supplies - 0.97%
  Bard (C.R.), Inc..........................        200           7,262
  Baxter International Inc..................        900          47,025
  Biomet, Inc.*.............................        300           5,588
  Cardinal Health, Inc......................        300          17,175
  Guidant Corporation.......................        300          25,500
  HEALTHSOUTH Corporation...................      1,100          27,431
  Medtronic, Inc............................        700          56,700
  Shared Medical Systems Corporation........        100           5,400
  St. Jude Medical, Inc.*...................        300          11,700
  United States Surgical Corporation........        300          11,175
                                             ----------    ------------
                                                  4,500         214,956
                                             ----------    ------------

Metals and Mining - 0.70%
  Allegheny Teledyne, Inc.*.................        600          16,200
  ASARCO Inc................................        100           3,063
  Barrick Gold Corporation..................      1,100          24,200
  Battle Mountain Gold Company..............        700           3,981
  Cyprus Amax Minerals Company..............        300           7,350
  Echo Bay Mines Ltd........................        400           2,300
  Freeport McMoRan Copper & Gold, Class B...        600          18,675
  Homestake Mining Company..................        500           6,531
  Inco Ltd..................................        600          18,037
  Newmont Mining Corporation................        472          18,408
  Phelps Dodge Corporation..................        300          25,556
  Placer Dome, Inc..........................        700          11,462
                                             ----------    ------------
                                                  6,372         155,763
                                             ----------    ------------

Miscellaneous - 0.48%
  S & P Depositary Receipt..................      1,200         105,975
                                             ----------    ------------

Natural Gas - 0.49%
  Columbia Gas System, Inc..................        200          13,050
  Consolidated Natural Gas Company..........        300          16,144
  Enron Corporation.........................        900          36,731
  ENSERCH Corporation.......................        200           4,450
  NICOR Inc.................................        100           3,588
  Noram Energy Corporation..................        400           6,100
  ONEOK Inc.................................        100           3,219
  Pacific Enterprises Inc...................        300          10,088
  Sonat, Inc................................        300          15,375
                                             ----------    ------------
                                                  2,800         108,745
                                             ----------    ------------

News and Publishing - 0.92%
  Gannett Company Inc.......................        500          49,375
  Kimberly-Clark Corporation................      1,800          89,550
  Knight-Ridder Inc.........................        300          14,719
  New York Times Company, Class A...........        300          14,850
  Times Mirror Company (New), Class A.......        300          16,575
  Tribune Company...........................        400          19,225
                                             ----------    ------------
                                                  3,600         204,294
                                             ----------    ------------

Oil - 8.32%
  Amerada Hess Corporation..................        300          16,669
  Amoco Corporation.........................      1,600         139,100
  Ashland, Inc..............................        200           9,275
  Atlantic Richfield Company................      1,000          70,500
  Baker Hughes Inc..........................        500          19,344
  Chevron Corporation.......................      2,000         147,875
  Coastal Corporation.......................        300          15,956


MML Equity Index Fund

June 30, 1997
(Unaudited)

                                                        Number        Market
                                                          of           Value
                                                        Shares       (Note 2A)
                                                        ------       ---------
EQUITIES (Continued)

Oil  (Continued)
  Exxon Corporation..................................    7,900    $    485,850
  Halliburton Company................................      400          31,700
  Louisiana Land & Exploration Company...............      100           5,713
  McDermott International, Inc.......................      200           5,838
  Mobil Corporation..................................    2,600         181,675
  Occidental Petroleum Corporation...................    1,100          27,569
  Oryx Energy Company*...............................      400           8,450
  Pennzoil Company...................................      100           7,675
  Phillips Petroleum Company.........................      900          39,375
  Royal Dutch Petroleum Company......................    6,800         369,750
  Santa Fe Energy Resources, Inc.*...................      300           4,406
  Tenneco Inc........................................      500          22,594
  Texaco Inc.........................................      800          87,000
  Union Pacific Corporation..........................      800          56,400
  Union Pacific Resources Group......................      800          19,900
  Unocal Corporation.................................    1,200          46,575
  USX-Marathon Group Common (New)....................      900          25,988
                                                      --------    ------------
                                                        31,700       1,845,177
                                                      --------    ------------

Oil Equipment and Services - 0.57%
  Helmerich & Payne, Inc.............................      200          11,525
  Schlumberger Ltd...................................      800         100,000
  Western Atlas, Inc. *..............................      200          14,650
                                                      --------    ------------
                                                         1,200         126,175
                                                      --------    ------------

Paper and Forest Products - 0.86%
  Bemis Company Inc..................................      200           8,675
  Boise Cascade Corporation..........................      200           7,063
  Champion International Corporation.................      300          16,575
  Georgia-Pacific Corporation........................      300          25,613
  Harnischfeger Industries Inc.......................      100           4,150
  International Paper Company........................    1,000          48,563
  James River Corporation of Virginia................      300          11,100
  Louisiana Pacific Corporation......................      300           6,337
  Mead Corporation...................................      100           6,225
  Potlatch Corporation...............................      100           4,525
  Stone Container Corporation........................      400           5,725
  Weyerhaeuser Company...............................      600          31,200
  Willamette Industries Inc..........................      200          14,000
                                                      --------    ------------
                                                         4,100         189,751
                                                      --------    ------------

Personal Items - 3.00%
  Colgate-Palmolive Company..........................      800          52,200
  Gillette Company...................................    1,800         170,550
  International Flavors & Fragrances, Inc............      300          15,150
  Jostens Inc........................................      200           5,350
  Proctor & Gamble Company...........................    2,200         310,750
  Warner-Lambert Company.............................      900         111,825
                                                      --------    ------------
                                                         6,200         665,825
                                                      --------    ------------

Petroleum Refining - 0.18%
  Rowan Companies....................................      300           8,456
  Sun Company........................................      300           9,300
  Williams Companies Inc.............................      500          21,875
                                                      --------    ------------
                                                         1,100          39,631
                                                      --------    ------------

Pharmaceuticals - 4.19%
  ALZA Corporation*..................................      300    $      8,681
  Bristol-Myers Squibb Company.......................    3,500         283,500
  Johnson & Johnson..................................    4,300         276,812
  Lilly (Eli) & Company..............................    1,700         185,831
  Pharmacia & Upjohn Inc.*...........................    1,700          59,075
  Schering-Plough Corporation........................    2,400         114,900
                                                      --------    ------------
                                                        13,900         928,799
                                                      --------    ------------

Photographic Equipment and Supplies - 0.43%
  Eastman Kodak Company..............................    1,100          84,425
  Polaroid Corporation...............................      200          11,100
                                                      --------    ------------
                                                         1,300          95,525
                                                      --------    ------------

Printing and Publishing - 0.30%
  American Greetings Corporation, Class A............      200           7,425
  Donnelly (RR) & Sons Company.......................      500          18,313
  Dun & Bradstreet Corporation.......................      500          13,125
  McGraw-Hill Inc....................................      300          17,644
  Westvaco Corporation...............................      300           9,431
                                                      --------    ------------
                                                         1,800          65,938
                                                      --------    ------------

Railroads - 0.18%
  Norfolk Southern Corporation.......................      400          40,300

Research and Development - 0.21%
  Amgen Inc.*........................................      800          46,500

Retail - Store - 3.36%
  American Stores Company............................      400          19,750
  Charming Shoppes Inc...............................      400           2,088
  Circuit City Stores Inc. - Circuit City............      400          14,225
  CVS Corporation....................................      300          15,375
  Dayton Hudson Corporation..........................      700          37,231
  Dillard's Inc., Class A............................      400          13,850
  Federated Department Store *.......................      600          20,850
  Gap Inc............................................      900          34,988
  K mart Corporation.................................    1,500          18,375
  Limited Inc........................................      900          18,225
  Longs Drug Stores Company..........................      100           2,619
  May Department Stores Company......................      800          37,800
  Mercantile Stores Company..........................      200          12,588
  Nordstrom, Inc.....................................      200           9,813
  Penney (J.C.) Company Inc..........................      800          41,750
  Rite Aid Corporation...............................      400          19,950
  Russell Corporation................................      100           2,963
  Sears, Roebuck & Company...........................    1,300          69,875
  Stride Rite Corporation............................      200           2,575
  TJX Companies, Inc.................................      400          10,550
  Toys R Us Inc.*....................................    1,000          35,000
  Walgreen Company...................................      800          42,900
  Wal-Mart Stores, Inc...............................    7,400         250,213
  Woolworth Corporation..............................      500          12,000
                                                      --------    ------------
                                                        20,700         745,553
                                                      --------    ------------

Savings and Loan Associations - 0.11%
  Ahmanson (H.F.) Company............................      400          17,200
  Golden West Financial Corporation..................      100           7,000
                                                      --------    ------------
                                                           500          24,200
                                                      --------    ------------

MML Equity Index Fund

June 30, 1997
(Unaudited)

                                                        Number        Market
                                                          of           Value
                                                        Shares       (Note 2A)
                                                        ------       ---------
EQUITIES (Continued)

Soaps and Detergents - 0.12%
  Clorox Company.....................................      200    $     26,400
                                                      --------    ------------

Steel - 0.21%
  Armco Inc.*........................................      400           1,550
  Bethlehem Steel Corporation*.......................      400           4,175
  Inland Steel Industries Inc........................      200           5,225
  Nucor Corporation..................................      300          16,950
  Timken Company.....................................      200           7,112
  USX-U.S. Steel Group Inc...........................      200           7,013
  Worthington Industries, Inc........................      300           5,494
                                                      --------    ------------
                                                         2,000          47,519
                                                      --------    ------------

Technology - 0.67%
  Ameritech Corporation..............................    1,800         122,287
  ITT Industries*....................................      400          10,300
  Millipore Corporation..............................      200           8,800
  Perkin-Elmer Corporation...........................      100           7,956
                                                      --------    ------------
                                                         2,500         149,343
                                                      --------    ------------

Telecommunications - 6.61%
  AirTouch Communications, Inc.*.....................    1,600          43,800
  ALLTEL Corporation.................................      600          20,062
  Andrew Corporation*................................      300           8,437
  AT&T Corporation...................................    5,600         196,350
  Bell Atlantic Corporation..........................    1,400         106,225
  BellSouth Corporation..............................    3,200         148,400
  Comcast Corporation, Special Class A
   (non-voting)......................................    1,000          21,375
  DSC Communications Corporation*....................      300           6,675
  Frontier Corporation...............................      600          11,963
  Lucent Technologies, Inc...........................    2,100         151,331
  MCI Communications Corporation.....................    2,200          84,219
  Northern Telecommunications Ltd....................      800          72,800
  NYNEX Corporation..................................    1,400          80,675
  SBC Communications.................................    3,000         185,625
  Sprint Corporation.................................    1,400          73,675
  Tele-Communications Inc., Class A*.................    2,100          31,237
  US West, Inc.......................................    1,500          56,531
  US West Media, Inc.*...............................    2,000          40,500
  Viacom Inc., Class B*..............................    1,200          36,000
  WorldCom, Inc......................................    2,800          89,600
                                                      --------    ------------
                                                        35,100       1,465,480
                                                      --------    ------------

Tire and Rubber - 0.21%
  Cooper Tire & Rubber Company.......................      300           6,600
  Goodrich (B.F.) Company............................      200           8,662
  Goodyear Tire & Rubber Company.....................      500          31,656
                                                      --------    ------------
                                                         1,000          46,918
                                                      --------    ------------

Transportation - 0.25%
  Burlington Northern Santa Fe.......................      500          44,938
  Ryder System, Inc..................................      300           9,900
                                                      --------    ------------
                                                           800          54,838
                                                      --------    ------------

Utilities - 2.35%
  American Electric Power Company, Inc...............      600          25,200
  Baltimore Gas & Electric Company...................      400          10,675
  Carolina Power & Light Company.....................      500          17,937
  Central & Southwest Corporation....................      600          12,750
  Cinergy Corporation................................      500          17,406
  Consolidated Edison Company........................      700          20,606
  Dominion Resources, Inc............................      600          21,975
  DTE Energy Company.................................      500          13,813
  Duke Energy Company................................    1,122          53,795
  Edison International...............................    1,400          34,825
  Entergy Corporation................................      700          19,163
  FPL Group, Inc.....................................      500          23,031
  GPU, Inc...........................................      400          14,350
  Houston Industries, Inc............................    1,200          25,725
  National Service Industries, Inc...................      100           4,869
  Niagara Mohawk Power Corporation...................      500           4,281
  Northern States Power Company......................      200          10,350
  Ohio Edison Company................................      500          10,906
  PacifiCorp.........................................      900          19,800
  PECO Energy Company................................      700          14,700
  Peoples Energy Corporation.........................      100           3,744
  PG & E Corporation.................................    1,300          31,525
  PP & L Resources Inc...............................      500           9,969
  Southern Company...................................    2,200          48,125
  Texas Utilities Company............................      700          24,106
  Unicom Corporation.................................      700          15,575
  Union Electric Company.............................      300          11,306
                                                      --------    ------------
                                                        18,422         520,507
                                                      --------    ------------

Waste Management - 0.65%
  Browning-Ferris Industries, Inc....................      700          23,275
  Laidlaw Inc., Class B (non-voting).................    1,000          13,813
  Waste Management, Inc..............................    3,300         106,013
                                                      --------    ------------
                                                         5,000         143,101
                                                      --------    ------------

Total Equities
 (Cost $20,016,581)..................................               22,118,375
                                                                  ------------
SHORT-TERM INVESTMENTS 0.22%
 (Cost $48,674)
  Dreyfus Cash Management Fund, Class A                 48,674          48,674
                                                      --------    ------------

Total Investments
 (Cost $20,065,255) (a)              99.98%                     $   22,167,049
                                    =======                       ============

(a) Federal Income Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of cost of $20,065,255 for fed income tax purposes is as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of
    market value over tax cost ......................           $    2,228,607

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over market value ..........................                 (126,813)
                                                                --------------
    Net unrealized appreciation .....................           $    2,101,794
                                                                ==============

*   Non-income producing security.



                      See Notes To Financial Statements.

Notes To Financial Statements
(Unaudited)

1.    HISTORY

MML Equity Index Fund ("the Fund") is a non-diversified series of MML Series Investment Fund ("MML Trust"), a no load, open-end, management investment company registered as such under the Investment Company Act of 1940. MML Trust, which has five separate series of shares, was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of the Trust.

MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purposes of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by the life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

Information presented in these financial statements pertains only to the Fund. Information for the other series of MML Trust are presented under a separate cover.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements in conformity with generally accepted accounting principles.

      A.   Investment Valuation

      Generally, the Fund values its Portfolio's securities at market value or, in the absence of market value with respect to any portfolio security, at fair value as determined by, or under the direction of, the Board of Trustees of MML Trust ("the Board"). Portfolio securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted or there is no reported sales price, the bid price of the prior trade date will be used. Short-term debt obligations with less than one year, but more than sixty days to maturity from the date of purchase are valued on the basis of their market value. Debt obligations with sixty days or less to maturity from the date of purchase are generally valued at amortized cost when the Board believes amortized cost approximates market value. Futures contracts are valued based on market prices unless such prices do not reflect fair value of the contract, in which case they will be valued by or under the direction of the Board.

      B. Accounting For Investments

      Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis.

      Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

      C.   Dividends and Distributions

      Dividends of net investment income and distributions of capital gains are declared and paid annually or as approved by the Board to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses and differing characterizations of distributions made by the Fund. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Fund.

      D. Federal Income Tax

      The MML Trust has established a policy for the Fund to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net investment income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

      E.   Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    INVESTMENT MANAGEMENT FEE

MassMutual serves as investment adviser to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). For acting as such, MassMutual receives a quarterly fee at the annual rate of .40% of the first $100,000,000 of the average daily net asset value of the Fund, .38% of the next $150,000,000 and .36% of any excess over $250,000,000. MassMutual has agreed to bear expenses of the Fund (other than the management fee, interest, taxes any required trademark licensing fees, custodial fees, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value of the Fund through April 30, 1998. MassMutual also acts as transfer agent and dividend paying agent.

4.    PURCHASE AND SALES OF INVESTMENTS

                                                                                                          Proceeds
      For the Period Ended                                                               Acquisition     from Sales
      June 30, 1997*                                                                        Cost       and Maturities
      --------------                                                                    -------------  --------------
      Equities.......................................................................   $  20,074,305   $      57,845
      Short-term Investments.........................................................      20,364,003      20,324,165

      * The Fund commenced operations on May 1, 1997.

5.    NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest to the Fund at $0.01 par value. Changes in shares of beneficial interest are as follows:

      For the period Ended
      June 30, 1997*
      --------------
      Shares
       Sales of shares..............................................................        2,001,143
                                                                                        -------------
       Net Increase.................................................................        2,001,143
                                                                                        =============
      Amount
       Sales of shares..............................................................    $  20,011,406
                                                                                        -------------
       Net Increase.................................................................    $  20,011,406
                                                                                        =============

      * The Fund commenced operations on May 1, 1997.

6.    INVESTMENT RISK AND CONSIDERATION

Since the fund is non-diversified and a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same economic sector, the Fund's portfolio may be more sensitive to changes in market value of a single issuer or industry.